Segment reporting (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 10,914	₨ 40,569
India [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	7,807	10,545
Switzerland [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	1,100	26,639
United States [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	723	2,657
Others [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 1,284	₨ 728